Schedule of key management personnel (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Fee	$ 22,137	$ 50,201	$ 79,988	$ 71,811
Salaries and other emoluments	110,018	80,690	185,871	162,726
Defined contribution plans	10,599	10,625	20,555	19,255
Total	$ 142,754	$ 141,516	$ 286,414	$ 253,792